Loans and Leases (Performance of the Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	$ 1,178	$ 624
Commercial Portfolio Segment [Member] | Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	19,113	18,740
Commercial Portfolio Segment [Member] | Nonperforming Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	60	79
Commercial Portfolio Segment [Member] | Nonimpaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	19,173	18,819
Commercial and Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	984	573
Commercial and Multi-Family Real Estate [Member] | Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	70,987	48,441
Commercial and Multi-Family Real Estate [Member] | Nonperforming Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	631	558
Commercial and Multi-Family Real Estate [Member] | Nonimpaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	71,618	48,999
Residential 1-4 Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	194	51
Residential 1-4 Family Real Estate [Member] | Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	109,214	88,197
Residential 1-4 Family Real Estate [Member] | Nonperforming Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	393	462
Residential 1-4 Family Real Estate [Member] | Nonimpaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	109,607	88,659
Consumer Portfolio Segment [Member] | Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	4,664	4,012
Consumer Portfolio Segment [Member] | Nonimpaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	$ 4,664	$ 4,012